Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 32,764	$ 76,619
Accounts receivable, net	220,177	221,872
Related party receivables (Note 11)	22,213	17,179
Inventories (Note 4)	229,458	202,412
Deferred tax assets	31,083	30,256
Other current assets	32,604	22,776
Total current assets	568,299	571,114
Property, plant and equipment, net	175,307	168,772
Goodwill	309,553	309,703
Other intangible assets, net (Note 5)	323,199	373,433
Deferred financing costs, net	13,124	14,622
Other long-term assets	1,598	4,115
Total assets	1,391,080	1,441,759
Current liabilities
Accounts payable	157,202	152,052
Current maturities of long-term debt (Note 8)	3,163	3,176
Related party payables (Note 11)	696	587
Product returns liability (Note 7)	41,275	42,031
Interest payable	13,081	13,081
Accrued expenses and other current liabilities (Note 6)	56,161	58,665
Total current liabilities	271,578	269,592
Long-term debt, less current maturities (Note 8)	686,488	687,860
Pension and other post-retirement liabilities	59,995	62,256
Deferred tax liabilities	106,026	122,983
Long-term related party payables (Note 11)	361	361
Other long-term liabilities	2,766	2,925
Total liabilities	1,127,214	1,145,977
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(55,627)	(17,485)
Accumulated other comprehensive loss (Note 14)	(545)	(6,771)
Total shareholder's equity	263,866	295,782
Total liabilities and shareholder's equity	$ 1,391,080	$ 1,441,759